STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of activity in restricted stock and RSUs
 The following table summarizes the activity in restricted stock and RSUs for the years ended December 31, 2013, 2014 and 2015:

	Number of Shares/Units	Weighted - Average Grant- Date Fair Value per Share	Compensation Cost (1) (in millions)
Non-vested at December 31, 2012	459,502	$22.33
Granted during 2013	241,699	29.87	$7.2
Vested during 2013	(444,003)	22.38
Non-vested at December 31, 2013	257,198	$29.32
Granted during 2014	143,637	30.70	$4.4
Vested during 2014	(90,901)	28.87
Non-vested at December 31, 2014	309,934	$30.08
Granted during 2015	232,533	39.25	$9.1
Assumed in Aviv Merger (2)	38,268	23.50	$0.9
Cancelled during 2015	(61,911)	33.77
Vested during 2015	(106,146)	28.72
Non-vested at December 31, 2015	412,678	$34.44
(1)	Total compensation cost to be recognized on the awards based on grant date fair value, which is based on the market price of the Company’s common stock on the date of grant.
(2)	Omega stock price on April 1, 2015 was $40.74. The weighted average stock price indicated in the table above represents the expense per unit that we will record related to the assumed Aviv RSUs.

Schedule of assumptions used for estimating fair value of stock awards using Monte-Carlo model
 The following are the significant assumptions used in estimating the value of the awards for grants made on the following dates:

	January 1, 2012	January 1, 2013	December 31, 2013 and January 1, 2014	March 31, 2015	April 1, 2015	July 31, 2015
Closing price on date of grant	$19.35	$23.85	$29.80	$40.57	$40.74	$36.26
Dividend yield	8.27%	4.24%	6.44%	5.23%	5.20%	6.07%
Risk free interest rate at time of grant	0.03% to 0.35%	0.05% to 0.43%	0.04% to 0.86%	0.10% to 0.94%	0.09% to 0.91%	0.13% to 1.08%
Expected volatility	35.64% to 38.53%	15.56% to 23.83%	24.16% to 25.86%	20.06% to 21.09%	20.06% to 21.08%	20.06% to 20.21%

Schedule of activity in PRSU

The following table summarizes the activity in PRSUs for the years ended December 31, 2013, 2014 and 2015:

	Number of Shares	Weighted- Average Grant- Date Fair Value per Share	Compensation Cost (1) (in millions)
Non-vested at December 31, 2012	372,735	$11.36
Granted during 2013	665,289	10.36	$6.9
Vested during 2013 (2)	-	-
Non-vested at December 31, 2013	1,038,024	$10.72
Granted during 2014	309,168	11.46	$3.5
Vested during 2014 (2)	(496,979)	10.75
Non-vested at December 31, 2014	850,213	$10.97
Granted during 2015	537,923	18.51	$10.0
Cancelled during 2015	(165,570)	14.11
Forfeited during 2015	(128,073)	12.04
Vested during 2015(2)	(181,406)	10.10
Non-vested at December 31, 2015	913,087	$14.87
(1)	Total compensation cost to be recognized on the awards was based on the grant date fair value or the modification date fair value.
(2)	PRSUs are shown as vesting in the year that the Compensation Committee determines the level of achievement of the applicable performance measures.

Schedule of total unrecognized compensation cost associated with outstanding restricted stock, restricted stock units and PRSU awards to employees
The following table summarizes our total unrecognized compensation cost as of December 31, 2015 associated with restricted stock, restricted stock units, PRSU awards, and LTIP Unit awards to employees:

	Grant Year	Shares/ Units	Grant Date Average Fair Value Per Unit/ Share	Total Compensation Cost (in millions) (1)	Weighted Average Period of Expense Recognition (in months)	Unrecognized Compensation Cost (in millions)	Performance Period	Vesting Dates
RSUs
2013 RSU	2013	195,822	$29.80	$5.8	36	$1.9	N/A	12/31/14 - 12/31/16
2014 RSU	2014	106,778	29.80	3.2	36	1.1	N/A	12/31/2016
3/31/15 RSU	2015	109,585	40.57	4.4	33	3.2	N/A	12/31/2017
4/1/15 RSU	2015	39,914	40.74	1.6	33	1.2	N/A	12/31/2017
Assumed Aviv RSU	2015	10,644	12.36	0.1	9	-	N/A	12/31/2015
Assumed Aviv RSU	2015	19,825	24.92	0.5	21	0.3	N/A	12/31/2016
Assumed Aviv RSU	2015	7,799	35.08	0.3	33	0.2	N/A	12/31/15-12/31/17
7/31/15 RSU	2015	23,902	36.26	0.9	5	-	N/A	12/31/2015
Restricted Stock Units Total		514,269	$32.78	$16.8		$7.9

TSR PRSUs and LTIP Units
2015 Transition TSR (2)	2013	67,885	7.47	0.5	24	-	12/31/2013-12/31/2015	12/31/2015
2016 Transition TSR	2013	101,591	8.67	0.9	36	0.3	12/31/2013-12/31/2016	12/31/2016
2016 TSR	2014	135,634	8.67	1.2	48	0.6	1/1/2014-12/31/2016	Quarterly in 2017
3/31/15 2017 LTIP Units	2015	137,249	14.66	2.0	45	1.6	1/1/2015-12/31/2017	Quarterly in 2018
4/1/2015 2017 LTIP Units	2015	54,151	14.80	0.8	45	0.6	1/1/2015-12/31/2017	Quarterly in 2018
7/31/15 2015 Transition TSR (3)	2015	9,484	27.20	0.3	5	-	12/31/2013-12/31/2015	12/31/2015
7/31/15 2016 Transition TSR	2015	22,091	18.51	0.4	5	-	12/31/2013-12/31/2016	12/31/2016
7/31/15 2017 LTIP Units	2015	5,823	8.78	0.1	5	-	1/1/2015-12/31/2017	12/31/2017
TSR PRSUs & LTIP Total		533,908	$11.42	$6.2		$3.1

Relative TSR PRSUs
2015 Transition Relative TSR (4)	2013	67,884	13.05	0.9	24	-	12/31/2013-12/31/2015	12/31/2015
2016 Transition Relative TSR	2013	101,588	14.24	1.4	36	0.5	12/31/2013-12/31/2016	12/31/2016
2016 Relative TSR	2014	135,634	14.24	1.9	48	1.0	1/1/2014-12/31/2016	Quarterly in 2017
3/31/15 2017 Relative TSR	2015	137,249	22.50	3.1	45	2.5	1/1/2015-12/31/2017	Quarterly in 2018
4/1/2015 2017 Relative TSR	2015	54,151	22.91	1.2	45	1.0	1/1/2015-12/31/2017	Quarterly in 2018
7/31/15 2015 Relative TSR (5)	2015	9,484	18.85	0.2	5	-	1/1/2014-12/31/2015	12/31/2015
7/31/15 2016 Relative TSR	2015	22,100	19.60	0.4	5	-	1/1/2014-12/31/2016	12/31/2016
7/31/15 2017 Relative TSR	2015	5,826	17.74	0.1	5	-	1/1/2015-12/31/2017	12/31/2017
Relative TSR PRSUs Total		533,916	$17.44	$9.2		$5.0
Grand Total		1,582,093	$20.39	$32.2		$16.0

(1)	Total compensation costs are net of shares cancelled.
(2)	The shares/unit information includes 30,872 shares/units that were determined to be forfeited because the performance goal was not achieved.
(3)	The shares/unit information includes 4,231 shares/units that were determined to be forfeited because the performance goal was not achieved.
(4)	The shares/unit information includes 67,884 shares/units that were determined to be forfeited because the performance goal was not achieved.
(5)	The shares/unit information includes 9,484 shares/units that were determined to be forfeited because the performance goal was not achieved.